Property and equipment, net (Tables)	9 Months Ended
Sep. 30, 2013
Property and equipment, net [Abstract]
Schedule of Property and Equipment

Property and equipment, net consist of the following:

	At September 30,	At December 31,
	2013	2012	2011
	(unaudited)		(Restated)
Furniture, fixtures and equipment	$6,414,575	$6,033,422	$5,526,948
Leasehold improvements	24,248,454	23,767,148	22,421,249
Construction in progress	588,000	11,653	53,553
Restaurant supplies	579,692	592,583	407,745
	31,830,721	30,404,806	28,409,495
Less accumulated depreciation and amortization	18,471,452	16,769,324	9,407,503

Totals	$13,359,269	$13,635,482	$19,001,992